Inventories (Tables)	6 Months Ended
Jun. 30, 2018
Inventories [Abstract]
Schedule of inventories
	June 30,	December 31,
	2018	2017

Raw materials and components	$15,115	$15,756
Finished products	10,008	19,099

	$25,123	$34,855